Shareholders' Equity - Summary of Warrant Activity (Details) - 3 months ended Mar. 31, 2015 - Warrant [Member] - $ / shares		Total
Number of Warrants Outstanding Beginning Balance		875,000
Number of Warrants Outstanding Issuance of warrants with Units - January 19, 2015*	[1]	10,825,000
Number of Warrants Outstanding Ending Balance		11,700,000
Weighted Average Exercise Price Outstanding Beginning Balance		$ 0.10
Weighted Average Exercise Price Outstanding Issuance of warrants with Units - January 19, 2015*	[1]	0.10
Weighted Average Exercise Price Outstanding Ending Balance		$ 0.10

[1]	The warrants contain most favor nation and call provision and the Company classifies these warrant instruments as liabilities measured at fair value and re-measures these instruments at fair value each reporting period. (See FN 9)